NICHOLAS EQUITY INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JULY 31, 2026

SHARES OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 96.92%
	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 3.39%
21,755	Home Depot, Inc.	$ 7,221,790
55,275	TJX Companies Inc	8,696,969
		15,918,759

	Consumer Discretionary - Consumer Durables & Apparel -- 1.09%
123,307	NIKE, Inc.	5,143,135

	Consumer Discretionary - Consumer Services -- 3.17%
25,020	McDonald's Corporation	6,771,413
77,090	Starbucks Corporation	8,113,723
		14,885,136

	Consumer Staples - Consumer Staples Distribution & Retail -- 2.79%
95,280	Sysco Corporation	8,121,667
34,515	Target Corporation	4,987,072
		13,108,739

	Consumer Staples - Food, Beverage & Tobacco -- 3.17%
99,242	Coca-Cola Company	8,692,607
99,729	Mondelez International, Inc. Class A	6,214,114
		14,906,721

	Consumer Staples - Household & Personal Products -- 3.23%
46,550	Procter & Gamble Company	6,726,010
133,373	Unilever PLC Sponsored ADR	8,457,182
		15,183,192

	Energy - Energy -- 5.48%
52,285	Chevron Corporation	10,291,257
66,893	ConocoPhillips	8,059,269
119,100	Enterprise Products Partners L.P.	4,531,755
39,830	Williams Companies, Inc.	2,849,438
		25,731,719

	Financials - Banks -- 7.78%
37,685	JPMorgan Chase & Co.	13,257,206
48,170	PNC Financial Services Group, Inc.	12,036,238
178,975	U.S. Bancorp	11,277,215
		36,570,659

	Financials - Financial Services -- 7.46%
8,444	BlackRock, Inc.	9,207,253
43,940	Blackstone Inc.	5,613,335
114,155	Charles Schwab Corp	12,013,672
46,660	Raymond James Financial, Inc.	8,211,227

		35,045,487

	Financials - Insurance -- 3.06%
21,970	Arthur J. Gallagher & Co.	5,479,757
25,350	Chubb Limited	8,889,738
		14,369,495

	Health Care - Health Care Equipment & Services -- 4.95%
88,763	Abbott Laboratories	9,382,249
85,360	Medtronic Plc	7,288,890
15,920	UnitedHealth Group Incorporated	6,597,248
		23,268,387

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 10.61%
38,619	AbbVie, Inc.	9,691,052
16,365	Amgen Inc.	6,303,143
50,117	AstraZeneca PLC Sponsored ADR	8,501,848
49,460	Johnson & Johnson	12,679,071
49,007	Merck & Co., Inc.	6,380,711
145,885	Sanofi Sponsored ADR	6,284,726
		49,840,551

	Industrials - Capital Goods -- 10.63%
67,156	A. O. Smith Corporation	4,038,090
16,335	Eaton Corporation plc	6,782,292
15,160	Honeywell Aerospace Inc.*	3,134,178
15,160	Honeywell International Inc.	3,684,638
38,845	IDEX Corporation	8,951,830
23,595	Illinois Tool Works Inc.	6,770,585
13,542	L3Harris Technologies Inc	3,751,947
15,620	Nordson Corporation	4,651,324
17,064	Rockwell Automation, Inc.	8,192,085
		49,956,969

	Industrials - Commercial & Professional Services -- 1.06%
21,965	Waste Management, Inc.	4,976,171

	Industrials - Transportation -- 2.59%
41,662	Union Pacific Corporation	12,170,720

	Information Technology - Semiconductors & Semiconductor Equipment -- 6.65%
20,370	Analog Devices, Inc.	7,484,142
20,557	Broadcom Inc.	8,002,429
88,807	Microchip Technology Incorporated	6,597,472
33,135	Texas Instruments Incorporated	9,136,645
		31,220,688

	Information Technology - Software & Services -- 4.61%
26,296	International Business Machines Corporation	5,881,100
33,972	Microsoft Corporation	15,787,468
		21,668,568

	Information Technology - Technology Hardware & Equipment -- 2.39%
96,995	Cisco Systems, Inc.	11,250,450

	Materials - Materials -- 1.70%
16,665	Linde PLC	7,972,203

	Real Estate - Equity Real Estate Investment Trusts (REITs) -- 4.79%
37,690	American Tower Corporation	6,533,938
8,250	Equinix, Inc.	8,409,060
52,340	Prologis, Inc.	7,568,887
		22,511,885

	Utilities - Utilities -- 6.32%
102,185	Alliant Energy Corporation	7,232,654
90,725	CMS Energy Corporation	6,531,293
103,610	NextEra Energy, Inc.	9,005,781
63,200	WEC Energy Group Inc	6,915,344
		29,685,072

	TOTAL COMMON STOCKS
	(cost $287,607,784)	455,384,706

SHORT-TERM INVESTMENTS -- 2.86%
	Money Market Deposit Account -- 0.65%
$3,047,647	U.S. Bank Money Market, 3.45%	3,047,647

	Money Market Fund -- 0.93%
	First American Money Market Funds Government Obligations Fund - X Class,
4,400,000	7-day net yield, 3.58%	4,400,000

	U.S. Government Security -- 1.28%
6,000,000	U.S. Treasury Bill 08/06/2026, 2.191%	5,998,200

	TOTAL SHORT-TERM INVESTMENTS
	(cost $13,444,684)	13,445,847

	TOTAL INVESTMENTS
	(cost $301,052,468) - 99.78%	468,830,553

	OTHER ASSETS, NET OF LIABILITIES - 0.22%	1,041,032

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$469,871,585

* Non-income producing security.

	The accompanying notes to financial statements are an integral part of this schedule.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Financial Statements.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2026, in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1
Common Stocks(1)	$455,384,706
Money Market Deposit Account	3,047,647
Money Market Fund	4,400,000
Level 2
U.S. Government Security	5,998,200
Level 3
None	—
Total	$468,830,553

(1) See Schedule above for further detail by industry.